Commodity risk management contracts (Schedule of Group's Derivative Contracts) (Details) - Cash flow hedges	12 Months Ended
Dec. 31, 2024 $ / bbl bbl
January 1, 2024 - March 31, 2024
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative Volume | bbl	8,500
January 1, 2024 - March 31, 2024 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	65.59
January 1, 2024 - March 31, 2024 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	92.04
April 1, 2024 - June 30, 2024
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative Volume | bbl	9,000
April 1, 2024 - June 30, 2024 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	67.5
April 1, 2024 - June 30, 2024 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	96.99
July 1, 2024 - August 31, 2024
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative Volume | bbl	9,000
July 1, 2024 - August 31, 2024 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	67.22
July 1, 2024 - August 31, 2024 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	99.36
September 1, 2024 - September 30, 2024
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative Volume | bbl	14,500
September 1, 2024 - September 30, 2024 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	68.28
September 1, 2024 - September 30, 2024 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	95.13
October 1, 2024 - December 31, 2024
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative Volume | bbl	13,500
October 1, 2024 - December 31, 2024 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	70
October 1, 2024 - December 31, 2024 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	92.26
January 1, 2025 - March 31, 2025
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative Volume | bbl	19,500
January 1, 2025 - March 31, 2025 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	69.79
January 1, 2025 - March 31, 2025 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	82.48
April 1, 2025 - June 30, 2025
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative Volume | bbl	19,000
April 1, 2025 - June 30, 2025 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	69.26
April 1, 2025 - June 30, 2025 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	79.02
July 1, 2025 - August 31, 2025
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative Volume | bbl	11,000
July 1, 2025 - August 31, 2025 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	69.09
July 1, 2025 - August 31, 2025 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	78.25
September 1, 2025 - September 30, 2025
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative Volume | bbl	4,000
September 1, 2025 - September 30, 2025 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	69
September 1, 2025 - September 30, 2025 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	77.38